UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2007 (Unaudited)

DWS International Fund

	Shares		Value ($)

Common Stocks 95.5%
Australia 3.1%
Leighton Holdings Ltd. (a)	682,100		36,728,233
QBE Insurance Group Ltd.	913,100		26,417,649
Rio Tinto Ltd.
97,600		12,556,908

(Cost $62,163,762)			75,702,790
Austria 1.8%
Erste Bank der oesterreichischen Sparkassen AG	340,262		24,528,281
Wienerberger AG	326,915		18,459,124

(Cost $41,582,654)			42,987,405

Belgium 3.4%
Fortis	707,581	18,983,201
InBev NV	447,470	39,249,871
KBC Groep NV	170,741	23,619,890

(Cost $70,835,346)		81,852,962
Brazil 0.6%
Redecard SA (GDR) 144A (Cost $11,740,752)	397,300	14,715,636
China 0.4%
China Merchants Bank Co., Ltd. "H" (Cost $9,142,540)	1,891,500	8,766,192
Colombia 0.8%
Bancolombia SA (ADR) (REG S) (Preferred) (Cost $18,374,491)	524,800	19,417,600
Cyprus 1.4%
Bank of Cyprus PCL (Cost $30,811,279)	1,787,554	34,849,934
Denmark 0.2%
Rockwool International AS "B" (a) (Cost $7,373,866)	23,505	5,978,984
Egypt 1.2%
Orascom Construction Industries (GDR) (REG S) (Cost $27,581,631)	153,350	29,086,560
Finland 2.7%
Nokia Oyj	544,800	21,451,239
Nokian Renkaat Oyj (a)	1,184,424	45,143,925

(Cost $42,539,695)		66,595,164
France 3.9%
Axa	409,792	16,618,641
France Telecom SA	482,036	18,280,045
Societe Generale	94,746	14,509,772
Total SA	333,951	27,013,699
Vallourec SA	65,797	18,590,073

(Cost $79,005,514)		95,012,230
Germany 12.3%
Adidas AG	259,800	17,223,182
Bayer AG	493,446	40,752,142
DaimlerChrysler AG (Registered)	182,400	18,580,015
E.ON AG	244,503	49,801,894
Fresenius Medical Care AG & Co.	435,647	24,303,779
GEA Group AG*	701,828	25,417,069
Gerresheimer AG* (a)	389,829	21,053,583
Hamburger Hafen- und Logistik AG*	68,700	6,030,283
Linde AG	192,500	25,166,167
Merck KGaA	108,460	14,020,521
Siemens AG (Registered)	378,026	57,353,343

(Cost $214,463,620)		299,701,978
Greece 2.6%
Hellenic Telecommunications Organization SA	803,720	28,991,553
National Bank of Greece SA	501,900	33,549,060

(Cost $39,357,843)		62,540,613
Hong Kong 3.7%
China Mobile Ltd.	932,000	17,009,231

Esprit Holdings Ltd.	3,237,200	48,657,524
Kingboard Chemical Holdings Ltd.	597,500	3,289,007
Noble Group Ltd.	4,228,000	6,544,246
Wharf Holdings Ltd.	2,382,000	14,181,480

(Cost $70,826,936)		89,681,488
India 2.0%
Bharti Airtel Ltd.*	1,579,027	37,682,574
Housing Development Finance Corp., Ltd.	94,071	6,548,956
Larsen & Toubro Ltd.	53,268	5,548,856

(Cost $46,629,936)		49,780,386
Indonesia 1.3%
PT Telekomunikasi Indonesia (ADR) (a) (Cost $32,527,109)	702,600	30,443,658
Italy 1.9%
UniCredito Italiano SpA (Cost $41,915,165)	5,417,072	45,883,911
Japan 13.7%
Canon, Inc.	962,800	50,699,076
Japan Tobacco, Inc.	10,526	59,621,512
JFE Holdings, Inc.	478,700	26,273,338
Komatsu Ltd.	971,900	29,612,710
Makita Corp.	350,000	15,575,404
Mitsubishi Corp.	1,006,000	29,087,285
Mitsui Fudosan Co., Ltd. (a)	613,000	15,795,753
Nintendo Co., Ltd.	42,200	25,940,513
Sumitomo Corp.	842,000	12,620,943
Sumitomo Heavy Industries Ltd.	1,770,000	19,240,421
Suzuki Motor Corp.	1,463,000	47,778,321

(Cost $278,488,627)		332,245,276
Kazakhstan 0.6%
KazMunaiGas Exploration Production (GDR) 144A (Cost $13,179,307)	564,900	15,224,055
Mexico 1.6%
America Movil SAB de CV "L" (ADR)	213,600	13,170,576
Grupo Financiero Banorte SAB de CV "O" (a)	5,960,100	25,845,769

(Cost $36,381,027)		39,016,345
Norway 1.6%
StatoilHydro ASA (Cost $33,863,885)	1,215,000	39,440,319
Russia 3.4%
Gazprom (ADR) (b)	569,950	29,920,575
Gazprom (ADR) (b)	203,150	10,706,005
Novorossiysk Sea Trade Port (GDR) 144A*	291,600	5,904,900
Sberbank*	5,342,643	22,536,556
Uralkali (GDR) 144A*	561,500	13,616,375

(Cost $72,899,484)		82,684,411
Singapore 0.3%
Olam International Ltd. (Cost $6,225,172)	3,090,000	6,607,980
Spain 3.0%
Industria de Diseno Textil SA	318,800	22,129,765
Telefonica SA	1,501,626	50,261,159

(Cost $49,543,462)		72,390,924

Sweden 0.2%
Rezidor Hotel Group AB (Cost $5,589,123)	707,000	4,270,952
Switzerland 10.9%
ABB Ltd. (Registered)	826,359	24,273,086
Compagnie Financiere Richemont SA "A" (Unit)	617,578	42,399,365
Julius Baer Holding AG (Registered)	156,345	13,108,767
Lonza Group AG (Registered)	251,940	29,441,206
Nestle SA (Registered)	74,859	35,773,962
Novartis AG (Registered) (a)	760,424	43,050,273
Roche Holding AG (Genusschein)	260,882	49,517,644
Xstrata PLC	383,256	26,988,696

(Cost $200,306,200)		264,552,999
United Arab Emirates 1.0%
DP World Ltd.*	6,068,665	7,949,951
Emaar Properties	4,837,169	16,407,500

(Cost $24,136,683)		24,357,451
United Kingdom 15.9%
3i Group PLC	1,944,871	43,460,874
AMEC PLC	5,673,141	89,768,929
Anglo American PLC	553,022	37,429,739
BAE Systems PLC	1,312,202	12,401,425
Croda International PLC	1,462,863	17,485,908
Greene King PLC	991,823	16,758,839
Intertek Group PLC	974,318	18,110,130
Prudential PLC	2,015,925	28,180,120
Serco Group PLC	2,602,853	25,411,515
Standard Chartered PLC	957,356	37,728,847
Tesco PLC	2,105,507	20,747,320
Vodafone Group PLC	4,420,301	16,541,062
Whitbread PLC	757,087	22,395,585

(Cost $314,766,873)		386,420,293

Total Common Stocks (Cost $1,882,251,982)		2,320,208,496
Preferred Stocks 1.9%
Germany
Porsche AG (Cost $30,025,287)	21,675	47,709,506
Rights 0.0%
Thailand
True Corp. PCL, Expiration Date 4/3/2008* (Cost $0)	431,146	0
Securities Lending Collateral 3.6%
Daily Assets Fund Institutional, 5.09% (c) (d) (Cost $87,661,250)	87,661,250	87,661,250
Cash Equivalents 3.5%
Cash Management QP Trust, 4.88% (c) (Cost $84,298,332)	84,298,332	84,298,332

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,084,236,851)	104.5	2,539,877,584
Other Assets and Liabilities, Net (a)	(4.5)	(109,387,528)

Net Assets	100.0	2,430,490,056

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)

All or a portion of these securities were on loan amounting to $81,122,663. In addition, included in other assets and liabilities, net is a pending sale, amounting to $2,356,275, that is also on loan. The value of all securities loaned at November 30, 2007 amounted to $83,478,938 which is 3.4% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
At November 30, 2007, the DWS International Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	490,938,753	20.7%
Industrials	455,031,506	19.2%
Consumer Discretionary	348,622,383	14.7%
Materials	229,355,833	9.7%
Telecommunication Services	212,379,858	9.0%
Health Care	181,387,006	7.7%
Consumer Staples	162,000,645	6.8%
Energy	122,304,653	5.2%
Information Technology	116,095,471	4.9%
Utilities	49,801,894	2.1%
Total Common and Preferred Stocks	2,367,918,002	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	January 16, 2008